Inventories	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Inventories
12.	INVENTORIES

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Merchandise	$5,133	$6,068
Project in process	1,390	6,756
Work in process	152	109
Raw materials	89	112
	6,764	13,045
Land held under development	1,999	1,999
Construction in progress	77	77
	$8,840	$15,121

The operating costs related to inventories were $54,183 million, $56,342 million and $48,649 million for the years ended December 31, 2016, 2017 and 2018, respectively.

For the years ended December 31, 2016, 2017 and 2018, the provisions for inventory and obsolescence recognized as operating costs included the amounts of $192 million, $52 million and $365 million, respectively.

As of December 31, 2017 and 2018, inventories of $2,076 million and $2,076 million, respectively, were expected to be recovered for a time period longer than twelve months.  The aforementioned amount of inventories is related to property development owned by LED.

Land held under development and construction in progress on December 31, 2017 and 2018 was developed by LED for Qingshan Sec., Dayuan Dist., Taoyuan City project.